FINANCING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2018
Other Income, Nonoperating [Abstract]
FINANCING INCOME (EXPENSES), NET
NOTE 15	-	FINANCING INCOME (EXPENSES), NET

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016

Short-term interest income, (expenses) commissions and other	64	258	46
Gains in respect of marketable securities	166	397	115
Interest income (expenses) in respect of long-term loans	(528)	1	225
Interest income in respect of deposits	640	1,415	1,944
Income (expenses) related to taxes positions	210	(2,246)	-
Exchange rate differences and others, net	165	(814)	(274)
	717	(989)	2,056